INVENTORIES (Details) - Schedule of average acquisition cost net of their obsolescence provision - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Average Acquisition Cost Net of their Obsolescence Provision [Abstract]
Provision for obsolescence Technical stock	$ 49,981	$ 64,455
Provision for obsolescence Non-technical stock	5,823	5,785
Total	$ 55,804	$ 70,240